Unaudited Consolidated Statement of Changes in Total Equity (USD $) In Thousands	Total USD ($)	TOTAL EQUITY Thousands of Shares of Common Stock Outstanding [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member] USD ($)	TOTAL EQUITY Retained Earnings [Member] USD ($)	TOTAL EQUITY Accumulated Other Comprehensive Loss [Member] USD ($)	TOTAL EQUITY Non-controlling Interests [Member] USD ($)	Redeemable Non-controlling Interest [Member] USD ($)
Beginning Balance at Dec. 31, 2012	$ 3,191,474		$ 681,933	$ 648,224	$ (14,768)	$ 1,876,085	$ 28,815
Beginning Balance, shares at Dec. 31, 2012		69,704
Net income	127,289			5,231		122,058
Reclassification of redeemable non-controlling interest in net income	458					458	(458)
Other comprehensive income	2,621				2,579	42
Dividends declared	(171,014)			(45,286)		(125,728)
Reinvested dividends	4		4
Reinvested dividends, shares		1
Exercise of stock options and other (note 8)	16,582		16,582
Exercise of stock options and other (note 8), Shares		1,008
Employee stock compensation (note 8)	1,965		1,965
Dilution loss on public offerings of Teekay LNG and Teekay Offshore (note 5)	(9,628)			(9,628)
Excess of purchase price over the carrying value upon acquisition of Variable Interest Entity (note 3a)	(35,421)			(35,421)
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	109,761					109,761
Ending Balance at Jun. 30, 2013	$ 3,234,091		$ 700,484	$ 563,120	$ (12,189)	$ 1,982,676	$ 28,357
Ending Balance, shares at Jun. 30, 2013		70,713